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BLANKK
FIRST QUARTER REPORT
June 30, 2026 (Unaudited)
Columbia Corporate Bond ETF

Portfolio of Investments
Columbia Corporate Bond ETF, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Corporate Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 96 .5%
Aerospace & Defense 6.2%
BAE Systems PLC
(a)
03/26/2029 5.125% 235,000 238,263
02/15/2031 1.900% 740,000 653,351
Boeing Co.
05/01/2027 6.259% 273,000 276,619
08/01/2059 3.950% 715,000 508,455
L3Harris Technologies, Inc.
01/15/2027 5.400% 120,000 120,618
06/01/2034 5.350% 220,000 223,675
Lockheed Martin Corp.
08/15/2030 4.400% 590,000 587,300
06/15/2050 2.800% 261,000 164,944
Northrop Grumman Corp.
06/01/2054 5.200% 340,000 317,211
RTX Corp.
03/15/2027 3.500% 70,000 69,639
03/15/2032 2.375% 330,000 291,604
Total 3,451,679
Banks 20.3%
Bank of America Corp.
(b)
07/21/2032 2.299% 2,055,000 1,815,169
09/21/2036 2.482% 135,000 117,866
Bank of Montreal
(b)
Series J
06/02/2037 5.298% 82,000 82,073
Barclays PLC
(b)
06/26/2037 5.586% 304,000 303,512
Citibank NA
(b)
06/18/2032 4.846% 275,000 274,813
Goldman Sachs Group, Inc.
(b)
06/03/2037 5.425% 1,231,000 1,235,662
HSBC Holdings PLC
(b)
03/10/2037 5.279% 585,000 578,185
JPMorgan Chase & Co.
(b)
04/23/2032 4.622% 2,077,000 2,053,364
01/24/2036 5.502% 235,000 240,284
Morgan Stanley
(b)
04/16/2032 4.809% 2,101,000 2,084,617
04/10/2037 5.296% 146,000 145,270
PNC Financial Services Group, Inc.
(b)
07/21/2036 5.373% 150,000 151,554
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Royal Bank of Canada
(b)
02/04/2031 5.153% 9,000 9,109
05/03/2032 4.612% 961,000 951,194
U.S. Bancorp
(b)
06/12/2034 5.836% 353,000 367,863
Wells Fargo & Co.
(b)
05/20/2032 4.844% 757,000 754,366
Total 11,164,901
Beverages 3.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide,
Inc.
02/01/2036 4.700% 401,000 390,276
Bacardi Ltd./Bacardi-Martini BV
(a)
06/15/2033 5.400% 950,000 947,647
Keurig Dr. Pepper, Inc.
05/25/2028 4.597% 344,000 343,668
PepsiCo, Inc.
02/15/2053 4.650% 81,000 71,205
Total 1,752,796
Biotechnology 3.2%
Amgen, Inc.
03/02/2028 5.150% 1,310,000 1,322,563
02/19/2036 4.850% 395,000 386,852
03/02/2063 5.750% 80,000 77,578
Total 1,786,993
Building Materials 1.6%
Carrier Global Corp.
02/15/2030 2.722% 760,000 710,627
JH North America Holdings, Inc.
(a)
01/31/2031 5.875% 40,000 40,184
07/31/2032 6.125% 121,000 122,072
Total 872,883
Chemicals 0.2%
LYB International Finance III LLC
04/01/2051 3.625% 194,000 128,113
1 1 1 1 128,113
Commercial Services 1.3%
ERAC USA Finance LLC
(a)
05/01/2028 4.600% 56,000 56,090
04/30/2031 4.700% 655,000 652,965
Total 709,055

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, June 30, 2026 (Unaudited)
Columbia Corporate Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Computers 0.9%
Apple, Inc.
02/08/2051 2.650% 220,000 133,646
International Business Machines Corp.
05/15/2030 1.950% 115,000 103,924
02/03/2036 4.950% 245,000 238,951
Total 476,521
Electric 13.7%
AEP Texas, Inc.
05/15/2034 5.700% 140,000 144,487
Series H
01/15/2050 3.450% 450,000 307,779
AEP Transmission Co. LLC
06/01/2036 5.250% 51,000 51,189
Ameren Corp.
05/15/2036 5.000% 280,000 273,307
CenterPoint Energy Houston Electric LLC
Series AQ
08/15/2035 4.950% 120,000 118,537
Commonwealth Edison Co.
06/01/2056 5.850% 61,000 61,496
Consolidated Edison Co. of New York, Inc.
11/15/2055 5.750% 320,000 315,890
DTE Electric Co.
05/15/2035 5.250% 230,000 232,675
DTE Energy Co.
Series C
06/15/2029 3.400% 20,000 19,307
Duke Energy Corp.
09/01/2046 3.750% 135,000 100,822
Duke Energy Indiana LLC
04/01/2053 5.400% 470,000 441,770
Edison International
11/15/2028 5.250% 325,000 325,575
Electricite de France SA
(a)
04/22/2056 6.125% 105,000 103,602
Entergy Louisiana LLC
04/15/2036 4.900% 195,000 190,047
Eversource Energy
07/15/2034 5.950% 410,000 428,228
Exelon Corp.
03/15/2052 4.100% 475,000 362,847
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
FirstEnergy Corp.
Series C
03/01/2050 3.400% 220,000 149,714
FirstEnergy Transmission LLC
01/15/2035 5.000% 440,000 432,622
National Grid PLC
06/09/2036 5.405% 160,000 159,317
NextEra Energy Capital Holdings, Inc.
(b)
Series AA
10/01/2056 6.000% 80,000 79,959
NextEra Energy Capital Holdings, Inc.
09/01/2027 4.685% 850,000 852,041
03/15/2035 5.450% 275,000 279,159
Oncor Electric Delivery Co. LLC
05/15/2050 3.700% 103,000 75,171
Pacific Gas & Electric Co.
07/01/2050 4.950% 350,000 292,081
Public Service Electric & Gas Co.
Series R
01/01/2056 5.625% 126,000 124,382
Sempra
06/15/2027 3.250% 20,000 19,764
Virginia Electric & Power Co.
03/15/2036 4.950% 545,000 533,305
Vistra Operations Co. LLC
(a)
04/30/2036 5.550% 425,000 422,767
WEC Energy Group, Inc.
10/15/2030 1.800% 135,000 119,951
Xcel Energy, Inc.
03/15/2034 5.500% 565,000 573,799
Total 7,591,590
Food 2.6%
Campbell's Co.
03/23/2035 4.750% 341,000 318,305
Kraft Heinz Foods Co.
07/15/2045 5.200% 60,000 53,484
06/01/2046 4.375% 60,000 47,844
Kroger Co.
09/15/2064 5.650% 100,000 93,779
Mars, Inc.
(a)
03/01/2030 4.800% 570,000 571,674
Mondelez International, Inc.
03/17/2027 2.625% 5,000 4,938

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, June 30, 2026 (Unaudited)
Columbia Corporate Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Tyson Foods, Inc.
06/02/2027 3.550% 335,000 332,286
Total 1,422,310
Gas 1.8%
NiSource, Inc.
05/18/2036 5.300% 585,000 585,206
Southern California Gas Co.
09/01/2034 5.050% 190,000 189,887
Southern Co. Gas Capital Corp.
Series B
09/15/2035 5.100% 195,000 193,337
Total 968,430
Healthcare Products 2.5%
Abbott Laboratories
03/09/2029 3.700% 960,000 942,083
03/15/2036 4.650% 51,000 49,520
GE HealthCare Technologies, Inc.
12/15/2028 4.150% 260,000 257,831
12/15/2035 4.950% 115,000 112,179
Total 1,361,613
Healthcare Services 3.5%
Cigna Group
03/15/2050 3.400% 105,000 72,803
HCA, Inc.
03/15/2027 3.125% 100,000 99,063
06/01/2028 5.200% 105,000 106,048
09/01/2030 3.500% 490,000 464,482
05/15/2036 5.300% 273,000 271,130
UnitedHealth Group, Inc.
04/15/2034 5.000% 835,000 834,519
04/15/2054 5.375% 105,000 98,959
Total 1,947,004
Insurance 3.6%
Met Tower Global Funding
(a)
09/16/2030 4.200% 210,000 205,484
New York Life Global Funding
(a)
12/05/2029 4.600% 163,000 162,946
06/03/2030 4.600% 147,000 146,608
New York Life Insurance Co.
(a)
05/15/2050 3.750% 170,000 125,406
Northwestern Mutual Global Funding
(a)
01/13/2030 4.960% 15,000 15,146
06/30/2031 4.740% 27,000 26,911
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Northwestern Mutual Life Insurance Co.
(a)
05/29/2055 6.170% 185,000 190,720
Principal Life Global Funding II
(a)
11/27/2029 4.950% 830,000 832,616
Teachers Insurance & Annuity Association of America
(a)
05/15/2050 3.300% 360,000 240,303
06/15/2056 6.050% 64,000 64,839
Total 2,010,979
Internet 4.5%
Alphabet, Inc.
02/15/2036 4.800% 721,000 708,501
02/15/2066 5.750% 35,000 34,592
Amazon.com, Inc.
03/13/2029 4.000% 270,000 267,104
03/13/2036 4.875% 571,000 561,999
03/13/2056 5.800% 98,000 97,153
Beignet Investor LLC
(a)
05/30/2049 6.581% 80,000 81,762
Meta Platforms, Inc.
05/15/2046 6.200% 691,000 691,159
11/15/2065 5.750% 58,000 52,085
Total 2,494,355
Machinery - Construction, & Mining 0.8%
Caterpillar, Inc.
05/15/2035 5.200% 410,000 418,405
1 1 1 1 418,405
Machinery - Diversified 0.8%
Deere Funding Canada Corp.
10/09/2030 4.150% 425,000 417,357
1 1 1 1 417,357
Media 1.4%
Charter Communications Operating LLC/Charter
Communications Operating Capital
06/30/2062 3.950% 555,000 327,700
Comcast Corp.
11/01/2056 2.937% 775,000 418,989
Total 746,689
Oil & Gas 1.6%
APA Corp.
02/15/2055 6.750% 105,000 109,604
BP Capital Markets America, Inc.
11/17/2027 5.017% 45,000 45,403
03/17/2052 3.001% 440,000 280,331

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, June 30, 2026 (Unaudited)
Columbia Corporate Bond ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Occidental Petroleum Corp.
10/01/2054 6.050% 130,000 131,711
TotalEnergies Capital SA
09/10/2064 5.425% 260,000 244,435
Woodside Finance Ltd.
05/19/2035 6.000% 115,000 119,523
Total 931,007
Pharmaceuticals 4.3%
AbbVie, Inc.
11/21/2029 3.200% 670,000 641,558
Becton Dickinson & Co.
02/08/2029 4.874% 385,000 387,136
CVS Health Corp.
03/25/2038 4.780% 550,000 515,591
Merck & Co., Inc.
05/22/2036 5.200% 865,000 875,502
Total 2,419,787
Pipelines 2.9%
Enbridge, Inc.
11/20/2035 5.200% 190,000 188,587
Energy Transfer LP
05/15/2054 5.950% 451,000 431,714
Enterprise Products Operating LLC
01/15/2036 5.200% 120,000 120,406
MPLX LP
03/14/2052 4.950% 185,000 156,415
Western Midstream Operating LP
03/01/2048 5.300% 230,000 200,218
Williams Cos., Inc.
08/15/2028 5.300% 505,000 512,126
Total 1,609,466
Retail 1.0%
Lowe's Cos., Inc.
10/15/2028 4.000% 395,000 390,034
04/01/2052 4.250% 175,000 137,105
Total 527,139
Semiconductors 3.7%
Broadcom, Inc.
10/15/2030 4.200% 1,165,000 1,142,633
Foundry JV Holdco LLC
(a)
01/25/2034 5.875% 420,000 427,046
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Intel Corp.
08/12/2051 3.050% 50,000 31,318
NXP BV/NXP Funding LLC/NXP USA, Inc.
05/11/2031 2.500% 500,000 448,698
Total 2,049,695
Software 1.3%
Fidelity National Information Services, Inc.
03/10/2028 4.450% 103,000 102,634
Oracle Corp.
09/26/2065 6.100% 756,000 632,202
Total 734,836
Telecommunications 6.0%
AT&T, Inc.
12/01/2057 3.800% 995,000 663,996
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
(a)
04/15/2036 5.700% 315,000 299,429
T-Mobile USA, Inc.
02/15/2029 2.625% 220,000 209,239
02/15/2031 2.550% 985,000 893,511
Verizon Communications, Inc.
03/21/2031 2.550% 64,000 58,103
03/15/2032 2.355% 1,035,000 904,548
03/22/2041 3.400% 56,000 43,268
Vodafone Group PLC
06/18/2031 4.800% 306,000 303,906
Total 3,376,000
Transportation 3.6%
Burlington Northern Santa Fe LLC
03/15/2056 5.550% 270,000 264,474
Canadian National Railway Co.
05/12/2029 4.350% 157,000 156,025
05/12/2036 4.950% 157,000 155,976
Canadian Pacific Railway Co.
03/15/2029 4.000% 745,000 733,731
CSX Corp.
11/01/2026 2.600% 230,000 228,741
Norfolk Southern Corp.
11/01/2047 3.942% 370,000 288,336

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, June 30, 2026 (Unaudited)
Columbia Corporate Bond ETF | 2026

At June 30, 2026, securities and/or cash totaling $122,835 were pledged as collateral.
Investments in Derivatives
Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Union Pacific Corp.
02/05/2050 3.250% 270,000 185,917
Total 2,013,200
Total Corporate Bonds
(Cost $ 53,530,294 ) 53,382,803
. Shares
.
Value ($)
Money Market Funds 2 .2%
Columbia Short-Term Cash Fund, 3.767%
(c),(d)
1,225,136 1,224,401
1 1 1
Total Money Market Funds
(Cost $ 1,224,513 ) 1,224,401
Total Investments in Securities
(Cost $ 54,754,807 ) 54,607,204
Other Assets & Liabilities, Net 702,594
Net Assets 55,309,798
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures 21 09/2026 USD 2,307,703 10,009 —
CBOT 2 Year U.S. Treasury Notes Futures 20 09/2026 USD 4,122,656 — (595)
CBOT U.S. Long Bond Futures 46 09/2026 USD 5,221,000 138,095 —
Total 148,104 (595)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 5 Year U.S. Treasury Notes Futures (54) 09/2026 USD (5,780,531) — (21,254)
Ultra 10 Year U.S. Treasury Notes Futures (37) 09/2026 USD (4,161,344) — (34,574)
Ultra U.S. Treasury Bond Futures (3) 09/2026 USD (348,469) — (4,938)
Total — (60,766)
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $6,627,831, which represents 11.98% of total net assets.
(b) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(c) The rate shown is the seven-day current annualized yield at June 30, 2026.

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, June 30, 2026 (Unaudited)
Columbia Corporate Bond ETF | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
2,495,798
(1,271,285)
(112)
1,224,401
—
(6)
2,276
1,225,136
1
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(d) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
CMT Constant Maturity Treasury
SOFR Secured Overnight Financing Rate
Currency Legend
USD US Dollar

1QT328_(08/26)
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